Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,182,145.28

Principal:
Principal Collections	$24,596,671.99
Prepayments in Full	$25,514,492.02
Liquidation Proceeds	$288,378.58
Recoveries	$6,031.76
Sub Total	$50,405,574.35
Collections	$54,587,719.63

Purchase Amounts:
Purchase Amounts Related to Principal	$66,702.93
Purchase Amounts Related to Interest	$333.28
Sub Total	$67,036.21

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$54,654,755.84

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$54,654,755.84
Servicing Fee	$965,596.66	$965,596.66	$0.00	$0.00	$53,689,159.18
Interest - Class A-1 Notes	$16,462.66	$16,462.66	$0.00	$0.00	$53,672,696.52
Interest - Class A-2 Notes	$137,686.67	$137,686.67	$0.00	$0.00	$53,535,009.85
Interest - Class A-3 Notes	$193,040.00	$193,040.00	$0.00	$0.00	$53,341,969.85
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$53,268,294.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,268,294.18
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$53,231,793.68
Second Priority Principal Payment	$9,392,393.72	$9,392,393.72	$0.00	$0.00	$43,839,399.96
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$43,810,458.96
Third Priority Principal Payment	$26,310,000.00	$26,310,000.00	$0.00	$0.00	$17,500,458.96
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$17,460,555.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,460,555.46
Regular Principal Payment	$52,490,426.17	$17,460,555.46	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$54,654,755.84

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$9,392,393.72
Third Priority Principal Payment					$26,310,000.00
Regular Principal Payment					$17,460,555.46
Total					$53,162,949.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$53,162,949.18	$181.94	$16,462.66	$0.06	$53,179,411.84	$182.00
Class A-2 Notes	$0.00	$0.00	$137,686.67	$0.32	$137,686.67	$0.32
Class A-3 Notes	$0.00	$0.00	$193,040.00	$0.48	$193,040.00	$0.48
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$53,162,949.18	$39.62	$526,210.00	$0.39	$53,689,159.18	$40.01

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$88,192,819.89	0.3018235	$35,029,870.71	0.1198832
Class A-2 Notes	$434,800,000.00	1.0000000	$434,800,000.00	1.0000000
Class A-3 Notes	$406,400,000.00	1.0000000	$406,400,000.00	1.0000000
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$1,137,802,819.89	0.8479612	$1,084,639,870.71	0.8083409

Pool Information
Weighted Average APR	4.376%	4.355%
Weighted Average Remaining Term	52.94	52.07
Number of Receivables Outstanding	53,825	51,959
Pool Balance	$1,158,715,997.38	$1,108,085,504.17
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,125,126,137.93	$1,075,790,426.17
Pool Factor	0.8563153	0.8188983

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$16,621,282.56
Yield Supplement Overcollateralization Amount	$32,295,078.00
Targeted Overcollateralization Amount	$42,150,651.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$23,445,633.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		166	$164,247.69
(Recoveries)		1	$6,031.76
Net Losses for Current Collection Period			$158,215.93
Cumulative Net Losses Last Collection Period			$23,906.60
Cumulative Net Losses for all Collection Periods			$182,122.53

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.16%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.80%	419	$8,912,310.73
61-90 Days Delinquent	0.04%	21	$449,886.68
91-120 Days Delinquent	0.01%	2	$84,358.14
Over 120 Days Delinquent	0.00%	1	$13,231.87
Total Delinquent Receivables	0.85%	443	$9,459,787.42

Repossession Inventory:
Repossessed in the Current Collection Period		25	$609,008.80
Total Repossessed Inventory		38	$973,074.19

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0082%
Preceding Collection Period			0.0145%
Current Collection Period			0.1675%
Three Month Average			0.0634%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0303%
Preceding Collection Period			0.0557%
Current Collection Period			0.0462%
Three Month Average			0.0441%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer